SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
Dec. 31, 2020
Cash
DisclosureOfChangesInClassificationsLineItems [Line Items]
Classification under IFRS 9	FVTPL
Marketable Securities
DisclosureOfChangesInClassificationsLineItems [Line Items]
Classification under IFRS 9	FVTPL
Accounts Payable
DisclosureOfChangesInClassificationsLineItems [Line Items]
Classification under IFRS 9	Amortized cost